Goodwill and Intangibles	3 Months Ended
Mar. 31, 2013
Goodwill and Intangibles

4. Goodwill and Intangibles:

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	PS&E	Subtotal	AS	PS&E	Subtotal	Total
Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539
Effect of foreign currency translation	(21)	(12)	—	(33)	—	—	—	(33)
Other	(1)	—	—	(1)	—	—	—	(1)

Balance at March 31, 2013	$3,494	$2,231	$544	$6,269	$(1,547)	$(217)	$(1,764)	$4,505

Based on amounts recorded at March 31, 2013, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$340
2014	290
2015	234
2016	214
2017	207